Pension Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2023
Liability, Defined Benefit Plan [Abstract]
Schedule of Changes In Projected Benefit Obligations

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Change in projected benefit obligation
Projected benefit obligation at beginning of year	2,170	2,512
Interest cost	61	37
Expenses paid	(135)	(153)
Exchange rates differences	(78)	(252)
Actuarial loss	105	26

Projected benefit obligation at end of year	2,123	2,170

Schedule of Assumptions Used
	December 31,	December 31,
	2023	2022
Weighted-average assumptions
Discount rate	3.10%	3.00%
Rate of compensation increase	3.25%	3.50%

Schedule of Net Benefit Costs
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Components of net periodic benefit cost
Interest cost	61	37	38

Net periodic benefit cost	61	37	38

Schedule of Expected Benefit Payments
$ thousands

2024	144
2025	136
2026	141
2027	168
2028 and thereafter	1,534

2,123